ING MAYFLOWER TRUST

ING International Value Fund (“Fund”)

Supplement dated July 21, 2009

to the Class A, Class B, and Class C Prospectus

and Class I and Class Q Prospectus

each dated February 27, 2009

Effective April 30, 2009, Jeffrey Germain joined Brandes Investment Partners, L.P.’s Large Cap Investment Committee (“Committee”) as an analyst to the Fund. In addition, revisions were made to the organization of the Committee as well as revisions to the existing Portfolio Managers, biographies.

The section entitled “Management of the Funds – Adviser and Sub-Adviser – ING International Value Fund – Brandes Investment Partners, L.P.,” found on page 67 of the Class A, Class B and Class C Prospectus and beginning on Page 59 of the Class I, Class Q and Class W Prospectus is hereby amended as follows:

The third paragraph is deleted in its entirety and replaced with the following:

The Investment Oversight Committee monitors Brandes’ investment process and establishes broad standards and practices to be followed by each of Brandes’ Investment Committees. ING International Value Fund is team-managed by the Large Cap Investment Committee whose members are senior portfolio managers and research analysts. The seven voting members of the Large Cap Investment Committee are listed below. Mr. Carlson, Mr. Woods, and Mr. Colestock have co-managed the Fund’s assets allocated to Brandes since inception; Mr. Brown has co-managed the Fund’s assets allocated to Brandes since 1996; Ms. Morris has co-managed the Fund’s assets allocated to Brandes since 1998; Mr. Fredberg has been an analyst for the Fund since 2005 and Mr. Germain has been an analyst for the Fund since 2009.

The last sentence of the 4th paragraph is deleted in its entirety and replaced with the following:

Mr. Carlson joined Brandes in 1986, has 25 years of investment experience and is a member of the Financial Analysts Society of San Diego.

The 5th paragraph is deleted in its entirety and replaced with the following:

Brent V. Woods, CFA, Managing Director-Investments. Mr. Woods is a member of the firm’s Executive Committee. He also serves as Managing Director-Investments with responsibility for the securities research efforts of the firm and oversight of the product investment committees. In addition, Mr. Woods is a member of the Investment Oversight Committee and a voting member of the Large Cap Investment Committee. Prior to joining Brandes, he worked as an attorney with a Wall Street law firm specializing in public and private securities offerings, as well as mergers and acquisitions, Mr. Woods joined Brandes in 1995 and has 13 years of investment experience.

The first sentence of the 7th paragraph is deleted in its entirety and replaced with the following:

Jim Brown, CFA, is a senior analyst and a voting member of the Large Cap Investment Committee.

The second sentence of the 9th paragraph is deleted in its entirety and replaced with the following:

Mr. Fredberg is a senior analyst responsible for research in the technology/health sector and performs research on companies in the technology and consumer durables industries.

The following paragraph is added to the end of this section:

Jeffrey Germain, CFA, is an analyst on the basic materials team. He is a voting member of the Large Cap Investment Committee. Prior to joining Brandes, he was a financial analyst at a major publishing company and prior to that he managed the financial and operational functions for a family business in the travel industry. Mr. Germain joined Brandes in 2001 and has 7 years of investment experience.

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ING MAYFLOWER TRUST

ING International Value Fund (“Fund”)

Supplement dated July 21, 2009

to the Class A, Class B, Class C, Class I and Class Q

Statement of Additional Information (“SAI”)

dated February 27, 2009

Effective April 30, 2009, Jeffrey Germain joined Brandes Investment Partners, L.P.’s Large Cap Investment Committee as an analyst to the Fund.

The tables entitled “Other Accounts Managed” and “Ownership of Securities” in the section entitled “Portfolio Managers – ING International Value Fund – Brandes” beginning on page 163 of the SAI are hereby amended to add the following:

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts*
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Jeffrey Germain(1)	7	$3,263	28	$5,448	5,181	$31,584
(1)	Joined the Large Cap Investment Committee as of April 30, 2009.

Portfolio Manager	Dollar Range of Fund Shares Owned
Jeffrey Germain(1)	none
(1)	Joined the Large Cap Investment Committee as of April 30, 2009.

In addition, all references to W. James Brown in the SAI are hereby changed to Jim Brown.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE